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Prospectus Supplement
November 29, 1995*


IDS Special Tax-Exempt Series Trust
  IDS California Tax-Exempt Fund
  IDS Massachusetts Tax-Exempt Fund
  IDS Michigan Tax-Exempt Fund
  IDS Minnesota Tax-Exempt Fund
  IDS New York Tax-Exempt Fund
  IDS Ohio Tax-Exempt Fund
  (S-6328 J (8/85))

The first paragraph of "How to buy shares" is modified as follows

     Not all classes of the Funds are sold in every state. Your financial adviser will help you determine if a particular class is available in your state.




















S-6328 (11/95)
*Destroy - August 30, 1996